Fair Value Measurements (Assets and Liabilities Remeasured At Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments, Amounts included in earnings	¥ (92,544)	¥ (18,926)
Goodwill impairments		(177,135)
Amounts included in earnings	(92,544)	(196,061)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments	¥ 19,680	768
Goodwill impairments		¥ 0